Debt (Tables)	9 Months Ended
Sep. 30, 2023
Debt [Abstract]
Schedule of Roll-Forward of the Derivative Liabilities	The following table provides a roll-forward of the derivative liabilities for the three and nine months ended September 30, 2023, as follows:
Amount
Balance at December 31, 2022	$-
Initial fair value of derivative liabilities upon issuance	2,613,177
Gain on change in fair value of derivative liabilities	(425,977)
Extinguishment of derivative liabilities upon conversion of convertible notes	(864,576)
Balance at September 30, 2023	$1,322,624

Schedule of Roll-Forward of the Derivative Liabilities	The gain on change in fair value of derivative liabilities for three and nine months ended September 30, 2023, is comprised as follows:
Amount
Initial derivative expense	$154,991
Gain on change in fair value of derivative liabilities	(580,968)
Gain on change in fair value of derivative liabilities	$(425,977)

Schedule of Reconciliation of Interest Expense	The following table provides a reconciliation of interest expense for the nine months ended September 30, 2023, as follows:
Amount
Interest expense from amortization of debt discounts	$3,879,558
Interest expense from notes payable	243,119
Interest expense from related party notes payable	83,891
Interest expense from convertible notes payable	4,595,106
Interest expense from revolving lines of credit	765,786
Interest expense from financing leases	38,308
Other interest expense	141,531
$9,747,299

Schedule of Reconciliation of Accrued Interest	The following table provides a reconciliation of accrued interest at September 30, 2023, as follows:
Amount
Accrued interest balance at December 31, 2022	$1,179,875
Interest expense from notes payable	243,119
Interest expense from related party notes payable	83,891
Interest expense from convertible notes payable	4,595,106
Interest expense from revolving lines of credit	765,786
Interest expense from financing leases	38,308
Cash paid for interest	(3,217,831)
Common shares issued in settlement of interest	(1,247,701)
Settlement of interest through the issuance of a new revolving line of credit	(212,156)
Accrued interest balance at September 30, 2023	$2,228,397